Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Provision for income taxes	$ 100	$ 100
Net operating loss carryforwards			$ 7,989	$ 5,750
Valuation allowance			10,062	7,793	$ 5,980
Income tax penalties and interest expense
Unrecognized tax benefits impact			100	100
Unrecognized tax benefits			1,364	1,101	$ 707
Net capitalized R&D expenditures			7,900	8,500
U.S. Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			30,400	21,200
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			23,000	19,200
Valuation allowance			2,300	1,800
Foreign [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			5,100	4,300
Foreign [Member] | Italy [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			100	100
Foreign [Member] | United Kingdom [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			$ 5,000	$ 4,200